Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease [Abstract]
Rent expense	$ 57,716	$ 4,158
Total lease expense	57,716	4,158
Interest expense	4,069
Amortization expense	53,647
Short-term lease expense
Amortization expense	53,646	4,158
Operating eases amounted paid	$ 60,838